INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer accessories	1,475	1,332	214
Food products and related consumables	1,671	2,195	352

	3,146	3,527	566